INCOME TAXES - Summary of Activity in Deferred Tax Asset Valuation Allowance (Details) - SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 4.3	$ 4.8	$ 4.8
SEC Schedule, 12-09, Valuation Allowances and Reserves, Deduction	(0.8)	(0.2)	0.0
Other	0.3	(0.3)	0.0
Balance at End of Year	$ 3.8	$ 4.3	$ 4.8